Credit Suisse Group parent company	12 Months Ended
Dec. 31, 2021
Credit Suisse Group parent company
42 Credit Suisse Group parent company
Condensed statements of operations and comprehensive income
in	2021		2020	2019
Condensed statements of operations and comprehensive income (CHF million)
Dividends from subsidiaries	12		24	24
of which from bank	10		10	10
of which from non-bank	2		14	14
Interest and dividend income	2,124		1,633	1,307
of which from subsidiaries and other affiliates	2,124		1,633	1,307
Interest expense	(2,173)		(1,649)	(1,343)
of which from subsidiaries and other affiliates	54		39	9
Net interest income	(37)		8	(12)
Commissions and fees	6		18	23
Trading revenues	(6)		12	(68)
of which from subsidiaries and other affiliates	(802)		550	289
Other revenues	36		78	100
of which from subsidiaries and other affiliates	36		77	100
Net revenues	(1)		116	43
Compensation and benefits	25		84	101
General and administrative expenses	74		62	61
Commission expenses	0		2	1
Total other operating expenses	74		64	62
Total operating expenses	99		148	163
Income/(loss) before taxes	(100)		(32)	(120)
Income tax expense/(benefit)	(4)		(5)	0
Undistributed earnings/(loss) of subsidiaries and other affiliates	(1,554)	[1]	2,696	3,539
Net income/(loss)	(1,650)		2,669	3,419
Other comprehensive income/(loss), net of tax	1,824		(2,881)	(2,224)
Comprehensive income/(loss)	174		(212)	1,195
1 Includes a goodwill impairment charge of CHF 1,623 million.
Condensed balance sheets
end of	2021	2020
Assets (CHF million)
Cash and due from banks	143	277
of which from subsidiaries and other affiliates	143	277
Interest-bearing deposits with banks	5,948	445
of which from subsidiaries and other affiliates	5,944	440
Investment securities	55,659	52,061
of which from subsidiaries and other affiliates	55,659	52,061
Investments in subsidiaries and other affiliates	51,452	49,911
Other assets	831	782
of which from subsidiaries and other affiliates	827	761
Total assets	114,033	103,476
Liabilities and equity (CHF million)
Due to banks	2,743	2,442
of which from subsidiaries and other affiliates	2,743	2,442
Short-term borrowings	4,700	4,700
of which from subsidiaries and other affiliates	4,700	4,700
Long-term debt	61,949	53,009
Other liabilities	687	648
of which from subsidiaries and other affiliates	7	6
Total liabilities	70,079	60,799
Total shareholders' equity	43,954	42,677

Total liabilities and equity	114,033	103,476
Condensed statements of cash flows
in	2021	2020	2019
Operating activities (CHF million)
Net cash provided by/(used in) operating activities	(286)	(10)	(131)
Investing activities (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(5,772)	1	2
Purchase of investment securities	(2,995)	(12,644)	(9,396)
Maturities of investment securities	56	0	942
Investments in subsidiaries and other investments	(1,121)	0	(10)
Proceeds from sale of other investments	9	0	48
Other, net	0	0	6
Net cash provided by/(used in) investing activities	(9,823)	(12,643)	(8,408)
Financing activities (CHF million)
Increase/(decrease) in due to banks and customer deposits	301	155	923
Issuances of long-term debt	8,730	13,644	10,396
Repayments of long-term debt	(56)	0	(942)
Issuances of common shares	1,661	0	(10)
Sale of treasury shares	544	420	560
Repurchase of treasury shares	(1,017)	(882)	(1,916)
Dividends paid	(257)	(716)	(728)
Other, net	(1)	60	211
Net cash provided by/(used in) financing activities	9,905	12,681	8,494
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	70	(28)	(2)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(134)	0	(47)

Cash and due from banks at beginning of period [1]	277	277	324
Cash and due from banks at end of period [1]	143	277	277
1 Includes restricted cash.